Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance	$ 827	$ 673	$ 546
Current portion	48	59
Non-current portion	779	614
Decommissioning and restoration
Disclosure of other provisions [line items]
Balance	793	608	501
Current portion	35	21
Non-current portion	758	587
Other provisions
Disclosure of other provisions [line items]
Balance	34	65	$ 45
Current portion	13	38
Non-current portion	$ 21	$ 27